Shareholders' Equity - Additional information (Details) € / shares in Units, € in Thousands			1 Months Ended	4 Months Ended	12 Months Ended
	Mar. 30, 2021 EUR (€) shares	Mar. 26, 2021 EUR (€) shares	May 31, 2023 EUR (€) € / shares	Oct. 31, 2022 EUR (€) shares	Dec. 31, 2023 EUR (€) Vote € / shares shares	Dec. 31, 2022 EUR (€) Vote € / shares shares	Dec. 31, 2021 EUR (€) shares	Aug. 31, 2023 € / shares	Aug. 01, 2023 € / shares	Dec. 31, 2020 EUR (€) shares
Shareholders' Equity
Nominal value per share | € / shares					€ 0.01	€ 0.12
Share capital					€ 5,728	€ 53,104
Number of Class B shares converted to Class C share | shares					1
Number of Class B shares converted to Class A share | shares					1
Witten notice period (in days)					3 days
Consideration value for transfer of shares					€ 0
Increase in share capital	€ 381,208
Convertible loans, shares | shares	274,272	20,533,259
Conversion					(39)	(562)	€ 96,193
Transaction costs	€ 29,029
Amount of convertible loan		€ 85,900
Share capital increased through reorganization	€ 164,868					0	164,868
Proceeds From Reorganization							83,393
Shareholders' deficit					37,058	203,503	342,511			€ 57,722
Proceeds from the 2021 PIPE capital increase							€ 381,208
Other capital reserves					381,778	277,654
Share premium					1,008,759	843,074
Equity settled share-based payments					€ 10,444	€ 22,817
Number of shares authorized for issue | shares					130,664,910	196,385,439
Success Fee
Shareholders' Equity
Convertible loans, shares | shares	293,230
After reorganization
Shareholders' Equity
Number of shares outstanding | shares					526,579,207	394,233,886	285,657,980			197,427,271
Number of shares issued during period | shares					89,838,455	91,524,935	45,000,000
Convertible loans, shares | shares							20,533,259
Shares converted | shares					350,000	525,000
Shares held under consolidation | shares							(879,691)
Class A shares
Shareholders' Equity
Exchange of shares | shares				5,356,000
Nominal value per share | € / shares			€ 0.12		€ 0.01	€ 0.12		€ 0.12	€ 0.01
Number of votes | Vote					1	12
Number of shares outstanding | shares					503,466,142	369,820,821	261,244,915			173,014,206
Number of shares issued during period | shares					89,838,455	91,524,935	45,000,000
Convertible loans, shares | shares							20,533,259
Proceeds from the 2021 PIPE capital increase				€ 12,498
Shares converted | shares					350,000	525,000
Shares held under consolidation | shares							(879,691)
Class B shares
Shareholders' Equity
Nominal value per share | € / shares			0.36		€ 0.03	€ 0.36			0.03
Number of votes | Vote					3	36
Number of shares outstanding | shares					23,113,065	23,888,065	24,413,065			24,413,065
Transfer of shares						€ 6
Shares converted | shares					350,000	525,000
Class C shares
Shareholders' Equity
Number of shares transferred to Class B shares | shares					350,000	525,000
Exchange of shares | shares					0	525,000
Nominal value per share | € / shares			€ 0.24		€ 0.02	€ 0.24			€ 0.02
Number of votes | Vote					2	24
Number of shares outstanding | shares						525,000
Percentage of maximum profits on nominal value per share (in percent)					0.10%
Shares converted | shares					350,000	525,000
Shares transferred | shares					350,000	525,000
Subscribed capital
Shareholders' Equity
Increase in share capital	€ 5,400
Conversion		2,464			€ 1,471	€ 1,303	€ 2,464
Share capital increased through reorganization	2,724					0	2,724
Shareholders' deficit					5,728	53,104	40,138			€ 29,550
Impact of the transaction			€ 60,152		(60,152)
Subscribed capital | Success Fee
Shareholders' Equity
Conversion	35
Subscribed capital | After reorganization
Shareholders' Equity
Conversion	33
Subscribed capital | Class B shares
Shareholders' Equity
Transfer of shares						6
Share premium
Shareholders' Equity
Increase in share capital	375,808
Conversion		127,813			0	207	127,813
Transaction costs	2,227
Transfer of shares							45
Share capital increased through reorganization	51,116					0	51,116
Shareholders' deficit					1,008,759	843,074	779,141			224,359
Impact of the transaction			59,983		59,983
Share premium | Success Fee
Shareholders' Equity
Conversion	1
Share premium | After reorganization
Shareholders' Equity
Conversion	2,023
Share premium | Class B shares
Shareholders' Equity
Conversion					84	126
Transfer of shares						108
Other capital reserves
Shareholders' Equity
Conversion		€ (34,084)			(1,510)	(2,072)	(34,084)
Share capital increased through reorganization	111,109						111,109
Shareholders' deficit					381,778	277,654	240,430			110,055
Treasury shares
Shareholders' Equity
Transfer of shares							(45)
Share capital increased through reorganization							(81)
Shareholders' deficit						(279)	€ (151)			€ (25)
Impact of the transaction			€ 169		169
Treasury shares | Success Fee
Shareholders' Equity
Conversion	€ 81
Treasury shares | Class B shares
Shareholders' Equity
Conversion					€ (84)	(126)
Transfer of shares						€ (108)
Treasury shares | Class C shares
Shareholders' Equity
Number of shares outstanding | shares					0	525,000